Fixed assets - Information on telecommunications licenses - Value (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,737	€ 14,073	€ 14,339	€ 14,602
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,043	€ 5,917	€ 6,233
FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,950
FRANCE | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,721
FRANCE | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	209
FRANCE | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	20
SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	962
SPAIN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	355
SPAIN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12
SPAIN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	136
SPAIN | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	459
POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	708
POLAND | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	583
POLAND | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	71
POLAND | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	54
EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	557
EGYPT | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	370
EGYPT | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	54
EGYPT | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	133
MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	243
MOROCCO | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	42
MOROCCO | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	13
MOROCCO | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	188
ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	271
ROMANIA | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	114
ROMANIA | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	23
ROMANIA | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	134
JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	259
JORDAN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	63
JORDAN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	90
JORDAN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	106
BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	127
BELGIUM | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	98
BELGIUM | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12
BELGIUM | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	17
Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	968
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	36,078
Gross carrying amount [member] | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	11,435
Gross carrying amount [member] | FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,362
Gross carrying amount [member] | FRANCE | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,182
Gross carrying amount [member] | FRANCE | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	914
Gross carrying amount [member] | FRANCE | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	266
Gross carrying amount [member] | SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,957
Gross carrying amount [member] | SPAIN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	523
Gross carrying amount [member] | SPAIN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	690
Gross carrying amount [member] | SPAIN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	285
Gross carrying amount [member] | SPAIN | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	459
Gross carrying amount [member] | POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,329
Gross carrying amount [member] | POLAND | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	798
Gross carrying amount [member] | POLAND | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	391
Gross carrying amount [member] | POLAND | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	140
Gross carrying amount [member] | EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,021
Gross carrying amount [member] | EGYPT | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	441
Gross carrying amount [member] | EGYPT | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	152
Gross carrying amount [member] | EGYPT | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	428
Gross carrying amount [member] | MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	835
Gross carrying amount [member] | MOROCCO | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	52
Gross carrying amount [member] | MOROCCO | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	29
Gross carrying amount [member] | MOROCCO | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	754
Gross carrying amount [member] | ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	537
Gross carrying amount [member] | ROMANIA | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	184
Gross carrying amount [member] | ROMANIA | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	61
Gross carrying amount [member] | ROMANIA | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	292
Gross carrying amount [member] | JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	427
Gross carrying amount [member] | JORDAN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	90
Gross carrying amount [member] | JORDAN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	144
Gross carrying amount [member] | JORDAN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	193
Gross carrying amount [member] | BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	365
Gross carrying amount [member] | BELGIUM | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	140
Gross carrying amount [member] | BELGIUM | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	149
Gross carrying amount [member] | BELGIUM | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	76
Gross carrying amount [member] | Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,602